Accounting changes and new accounting guidance	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Accounting changes and new accounting guidance	Accounting changes and new accounting guidance
The following accounting guidance was adopted in 2025.

ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a company to disclose, on an annual basis, additional disaggregated information related to the existing disclosures for the effective income tax rate reconciliation and income taxes paid.

We adopted this guidance on Jan. 1, 2025 on a retrospective basis. The required disclosures are included in Note 11 and Note 25.